REAL ESTATE PROPERTY HELD FOR SALE (Details) - USD ($) $ in Thousands			2 Months Ended
	Nov. 21, 2016	Oct. 26, 2016	Dec. 09, 2016	Sep. 30, 2016
Atlanta, GA
Real Estate [Line Items]
Real estate held-for-sale				$ 27,076
Panama City, FL (Location 1)
Real Estate [Line Items]
Real estate held-for-sale				$ 6,920
Subsequent Event
Real Estate [Line Items]
Sales of real estate	$ 27,076	$ 6,920
Subsequent Event | Atlanta, GA
Real Estate [Line Items]
Estimated proceeds from sale of property held-for-sale, portion allocated to minority partners			$ 4,000
Estimated gains (losses) on sales of real estate held for sale			8,800
Subsequent Event | Panama City, FL (Location 1)
Real Estate [Line Items]
Estimated proceeds from sale of property held-for-sale, portion allocated to minority partners			3,700
Estimated gains (losses) on sales of real estate held for sale			$ 7,400